Other Comprehensive Income (Loss) (Tax Effects Allocated to Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Foreign currency translation adjustments, Before-tax amount
Amount arising during the year, Before-tax amount	¥ (17,583)	¥ (32,396)	¥ (93,955)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount		(154)
Net change during the year, Before-tax amount	(17,583)	(32,550)	(93,955)
Net unrealized gains and losses on securities, Before-tax amount:
Reclassification adjustments for gains and losses realized in net income, Before-tax amount			(178)
Net change during the year, Before-tax amount			(178)
Net gains and losses on derivative instruments, Before-tax amount:
Amount arising during the year, Before-tax amount	(1,731)	(2,180)	(586)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	3,034	661	1,341
Net change during the year, Before-tax amount	1,303	(1,519)	755
Pension liability adjustments, Before-tax amount:
Amount arising during the year, Before-tax amount	(2,495)	(9,916)	(51,789)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	10,082	9,953	3,853
Net change during the year, Before-tax amount	7,587	37	(47,936)
Other Comprehensive Income (Loss), Before-tax amount	(8,693)	(34,032)	(141,314)
Foreign currency translation adjustments, Tax (expense) or benefit
Amount arising during the year, Tax (expense) or benefit	229	393	809
Net change during the year, Tax (expense) or benefit	229	393	809
Net unrealized gains and losses on securities, Tax (expense) or benefit:
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit			37
Net change during the year, Tax (expense) or benefit			37
Net gains and losses on derivative instruments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	442	453	125
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(775)	(2)	(392)
Net change during the year, Tax (expense) or benefit	(333)	451	(267)
Pension liability adjustments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	(3,721)	(1,144)	18,065
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(2,484)	(2,523)	(699)
Net change during the year, Tax (expense) or benefit	(6,205)	(3,667)	17,366
Other comprehensive income (loss), Tax (expense) or benefit	(6,309)	(2,823)	17,945
Foreign currency translation adjustments, Net-of-tax amount
Amount arising during the year, Net-of-tax amount	(17,354)	(32,003)	(93,146)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount		(154)
Net change during the year, Net-of-tax amount	(17,354)	(32,157)	(93,146)
Net unrealized gains and losses on securities, Net-of-tax amount:
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount			(141)
Net change during the year, Net-of-tax amount			(141)
Net gains and losses on derivative instruments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	(1,289)	(1,727)	(461)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	2,259	659	949
Net change during the year, Net-of-tax amount	970	(1,068)	488
Pension liability adjustments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	(6,216)	(11,060)	(33,724)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	7,598	7,430	3,154
Net change during the year, Net-of-tax amount	1,382	(3,630)	(30,570)
Other comprehensive income (loss), Net-of-tax amount	¥ (15,002)	¥ (36,855)	¥ (123,369)